Trade accounts receivable - Analysis by currency (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of trade accounts receivable by currency
Trade accounts receivable	$ 182,713	$ 120,062
BRL
Disclosure of analysis of trade accounts receivable by currency
Trade accounts receivable	66,486	44,924
US Dollar
Disclosure of analysis of trade accounts receivable by currency
Trade accounts receivable	115,879	74,868
Other
Disclosure of analysis of trade accounts receivable by currency
Trade accounts receivable	$ 348	$ 270